BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
SUMMARY OF MATURITY OF BANK BORROWINGS

The following table represents the maturity of the Company’s bank borrowings as of December 31, 2023:

For the years ending December 31,	Amount
2024	$129,722
2025	86,154
2026	89,330
2027	92,623
2028	58,740
2029	7,472
Total Bank Borrowings	$464,041